SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Basis of Presentation

Basis of Presentation

These unaudited condensed consolidated financial statements include the accounts of CEP and our wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. We operate our oil and natural gas properties as one business segment: the exploration, development and production of oil and natural gas. Our management evaluates performance based on one business segment as there are not different economic environments within the operation of our oil and natural gas properties.

These unaudited condensed consolidated financial statements have been prepared pursuant to the rules of the Securities and Exchange Commission (SEC). Certain information and footnote disclosures, normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP), have been condensed or omitted pursuant to those rules and regulations. We believe that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, all adjustments, consisting only of normal recurring adjustments, necessary to fairly state the financial position, results of operations and cash flows with respect to the interim consolidated financial statements have been included. The results of operations for the interim periods are not necessarily indicative of the results for the entire year. The year-end balance sheet data was derived from audited financial statements, but does not include all disclosures required by U.S. GAAP.

These unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto of CEP and our subsidiaries included in our Annual Report on Form 10-K for the year ended December 31, 2013, which was filed with the SEC on March 27, 2014.

Organization and Basis of Presentation

Constellation Energy Partners LLC (CEP, we, us, our or the Company) was organized as a limited liability company on February 7, 2005, under the laws of the State of Delaware. We completed our initial public offering on November 20, 2006, and currently trade on the NYSE MKT LLC (NYSE MKT) under the symbol “CEP”. Through subsidiaries, PostRock Energy Corporation (NASDAQ: PSTR) (PostRock), Exelon Corporation (NYSE: EXC) (Exelon) and Sanchez Oil & Gas Corporation (SOG) own a portion of our outstanding units. As of December 31, 2013, Constellation Energy Partners Management, LLC (CEPM), a subsidiary of PostRock, owned 484,505, or 30%, of our Class A units and 5,918,894 of our Class B common units. Constellation Energy Partners Holdings, LLC (CEPH), a subsidiary of Exelon, owned all of our Class C management incentive interests and all of our Class D interests. Sanchez Energy Partners I, LP (SEP I), an affiliate of SOG, owned 1,130,512, or 70%, of our Class A units and 4,724,407 of our Class B common units.

We are currently focused on the acquisition, development and production of oil and natural gas properties, as well as midstream assets. Our proved reserves are located in the Cherokee Basin in Oklahoma and Kansas, the Woodford Shale in the Arkoma Basin in Oklahoma, the Central Kansas Uplift in Kansas and in Texas and Louisiana.

Accounting policies used by us conform to accounting principles generally accepted in the United States of America. The accompanying financial statements include the accounts of us and our wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation. We operate our oil and natural gas properties as one business segment: the exploration, development and production of oil and natural gas. Our management evaluates performance based on one business segment as there are not different economic environments within the operation of our oil and natural gas properties.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying footnotes. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities and reported amounts of revenues and expenses. The estimates that are particularly significant to our financial statements include estimates of our reserves of oil, natural gas and natural gas liquids (NGLs); future cash flows from oil and natural gas properties; depreciation, depletion and amortization; asset retirement obligations; certain revenues and operating expenses; fair values of commodity derivatives and fair values of assets and liabilities. As fair value is a market-based measurement, it is determined based on the assumptions that market participants would use. These estimates and assumptions are based on management’s best estimates and judgment. Management evaluates its estimates and assumptions on an on-going basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. Such estimates and assumptions are adjusted when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from the estimates. Any changes in estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Use of Estimates

Estimates and assumptions are made when preparing financial statements under accounting principles generally accepted in the United States of America. These estimates and assumptions affect various matters, including:

•	reported amounts of revenue and expenses in the Consolidated Statements of Operations and Other Comprehensive Loss during the reported periods,

•	reported amounts of assets and liabilities in the Consolidated Balance Sheets at the dates of the financial statements,

•	disclosure of quantities of reserves and use of those reserve quantities for depreciation, depletion and amortization, and

•	disclosure of contingent assets and liabilities at the date of the financial statements.

These estimates involve judgments with respect to numerous factors that are difficult to predict and are beyond management’s control. As a result, changes in facts and circumstances or additional information may result in revised estimates or actual amounts may materially differ from these amounts.

Reclassifications

Reclassifications

Certain reclassifications have been made to the prior period to conform to the current period presentation. These reclassifications had no effect on total assets, total liabilities, total unitholders’ equity, net income or net cash provided by or used in operating, investing or financing activities.

Reclassifications

Certain reclassifications have been made to the prior periods to conform to the current period presentation. These reclassifications had no effect on total assets, total liabilities, total unitholders’ equity, net income or net cash provided by or used in operating, investing or financing activities.

Discontinued Operations

Discontinued Operations

In February 2013, we sold all of our Robinson’s Bend Field assets in the Black Warrior Basin in Alabama. The related results of operations and cash flows have been classified as discontinued operations in the condensed consolidated statements of operations, balance sheets, statements of cash flows and consolidated financial information for the six months ended June 30, 2013. Unless otherwise indicated, information presented in the Notes to Condensed Consolidated Financial Statements relates only to the Company’s continuing operations. Information related to discontinued operations is included in Note 3. Acquisitions and Divestiture.

Discontinued Operations

In February 2013, we sold all of our Robinson’s Bend Field assets in the Black Warrior Basin of Alabama. The related results of operations and cash flows have been classified as discontinued operations in the consolidated statements of operations, balance sheets, statements of cash flows and consolidated financial information. Unless otherwise indicated, information presented in the Notes to Consolidated Financial Statements relates only to the Company’s continuing operations. Information related to discontinued operations is included in Note 2. Discontinued Operations.

Cash

Cash

All highly liquid investments with original maturities of three months or less are considered cash. Checks-in-transit are included in our consolidated balance sheets as accounts payable or as a reduction of cash, depending on the type of bank account the checks were drawn on. There were no checks-in-transit reported in accounts payable at June 30, 2014 and December 31, 2013.

Cash and Cash Equivalents

All highly liquid investments with original maturities of three months or less are considered cash equivalents. Checks-in-transit were none in 2013 and $0.6 million in 2012 and are included in accounts payable in our consolidated balance sheets.

Restricted Cash

Restricted Cash

Restricted cash, at June 30, 2014 and December 31, 2013, of $1.7 million was being held in escrow. Of this balance, $0.6 million is related to a vendor dispute, and will remain in the escrow account until the dispute has been resolved. The remaining amount of $1.1 million is related to the sale of our Robinson’s Bend Field assets in the Black Warrior Basin of Alabama. These funds will remain in escrow for a period ending February 28, 2015, pending certain post-closing conditions. The restricted cash was classified as a non-current asset at December 31, 2013, but was reclassified to a current asset at June 30, 2014, based on the conditions of the cash held in the account.

Restricted Cash

Restricted cash at December 31, 2013 of $1.7 million is held in escrow in relation to the sale of the Robinson’s Bend Field assets and related to litigation involving one of our service providers. Restricted cash at December 31, 2012 was comprised of $0.6 million held in escrow related to litigation involving on e of our service providers.

Concentration of Credit Risk and Accounts Receivable

Concentration of Credit Risk and Accounts Receivable

Financial instruments that potentially subject us to a concentration of credit risk consist of cash and cash equivalents, accounts receivable and derivative financial instruments. We place our cash with high credit quality financial institutions. We place our derivative financial instruments with financial institutions that participate in our reserve-based credit facility and maintain an investment grade credit rating. Substantially all of our accounts receivables are due from purchasers of oil and natural gas. These sales are generally unsecured and, in some cases, may carry a parent guarantee. As we generally have fewer than 10 large customers for our oil and natural gas sales, we routinely assess the financial strength of our customers. Bad debt expense is recognized on an account-by-account review and when recovery is not probable. Our allowance for doubtful accounts was less than $0.1 million in each of 2012 and 2013. We have no off-balance-sheet credit exposure related to our operations or customers.

For the year ended December 31, 2013, five customers accounted for approximately 22%, 20%, 17%, 14% and 8% of our sales revenues. For the year ended December 31, 2012, five customers accounted for approximately 28%, 10%, 9%, 9% and 8% of our sales revenues.

Oil and Natural Gas Properties

Oil and Natural Gas Properties

Oil and Natural Gas Properties

We follow the successful efforts method of accounting for our oil and natural gas exploration, development and production activities. Leasehold acquisition costs, property acquisition and the costs of development of proved areas are capitalized. If proved reserves are found on an undeveloped property, leasehold cost is transferred to proved properties. Under this method of accounting, costs relating to the development of proved areas are capitalized when incurred.

Accounting rules require that we price our oil and natural gas proved reserves at the preceding twelve-month average of the first-day-of-the-month reference prices as adjusted for location and quality differentials. Such SEC-required prices are utilized except where different prices are fixed and determinable from applicable contracts for the remaining term of those contracts. Our proved reserve estimates exclude the effect of any derivatives we have in place.

Depreciation, Depletion and Amortization

Depreciation and depletion of producing oil and natural gas properties is recorded at the field level, based on the units-of-production method. Unit rates are computed for unamortized drilling and development costs using proved developed reserves and for unamortized leasehold costs using all proved reserves. Acquisition costs of proved properties are amortized on the basis of all proved reserves, developed and undeveloped, and capitalized development costs (including wells and related equipment and facilities) are amortized on the basis of proved developed reserves. It has been our historical practice to use our year-end reserve report to adjust our depreciation, depletion, and amortization expense for the fourth quarter. Depreciation, depletion, and amortization expense is calculated using year-end reserve reports based on the SEC-required price. As more fully described in Note 15, proved reserves estimates are subject to future revisions when additional information becomes available.

Asset Retirement Obligation

As described in Note 11, estimated asset retirement costs are recognized when the asset is acquired or placed in service, and are amortized over proved developed reserves using the units-of-production method. Asset retirement costs are estimated by our engineers using existing regulatory requirements and anticipated future inflation rates.

Unsuccessful Wells

Geological, geophysical and dry hole costs on oil and natural gas properties relating to unsuccessful exploratory wells are charged to expense as incurred.

Impairment

Oil and natural gas properties are reviewed for impairment when facts and circumstances indicate that their carrying value may not be recoverable. We assess impairment of capitalized costs of proved oil and natural gas properties by comparing net capitalized costs to estimated undiscounted future net cash flows using expected prices. If net capitalized costs exceed estimated undiscounted future net cash flows, the measurement of impairment is based on estimated fair value, which would consider estimated future discounted cash flows. The cash flow estimates are based upon third party reserve reports using future expected oil and natural gas prices adjusted for basis differentials. Cash flow estimates for the impairment testing exclude derivative instruments. Refer to Note 7 for additional information.

Significant unproved properties are assessed for impairment individually, and valuation allowances against the capitalized costs are recorded based on the estimated economic chance of success and the length of time that we expect to hold the properties. Properties that are not individually significant are aggregated by groups and amortized based on development risk and average holding period. The valuation allowances are reviewed at least annually.

Property acquisition costs are capitalized when incurred.

Support Equipment and Facilities

Support equipment and facilities consist of certain of our water treatment facilities, gathering lines, roads, pipelines and other various support equipment. Items are capitalized when acquired and depreciated using the straight-line method over the useful life of the assets.

Materials and Supplies

Materials and supplies consist of well equipment, parts and supplies. They are valued at the lower of cost or market, using either the specific identification or first-in first-out method, depending on the inventory type. Materials and supplies are capitalized as used in the development or support of our oil and natural gas properties.

Oil and Natural Gas Reserve Quantities

Oil and Natural Gas Reserve Quantities

Our estimate of proved reserves is based on the quantities of oil and natural gas that engineering and geological analyses demonstrate, with reasonable certainty, to be recoverable from established reservoirs in the future under current operating and economic parameters. Proved reserves are calculated based on various factors, including consideration of an independent reserve engineers’ report on proved reserves and an economic evaluation of all of our properties on a well-by-well basis. The process used to complete the estimates of proved reserves at December 31, 2013 and 2012 is described in detail in Note 15.

Reserves and their relation to estimated future net cash flows impact depletion and impairment calculations. As a result, adjustments to depletion and impairments are made concurrently with changes to reserve estimates. The accuracy of reserve estimates is a function of many factors including the following: the quality and quantity of available data, the interpretation of that data, the accuracy of various mandated economic assumptions and the judgments of the individuals preparing the estimates.

Proved reserve estimates are a function of many assumptions, all of which could deviate significantly from actual results. As such, reserve estimates may materially vary from the ultimate quantities of oil and natural gas eventually recovered.

Revenue Recognition

Revenue Recognition

Sales of oil and natural gas are recognized when oil or natural gas has been delivered to a custody transfer point, persuasive evidence of a sales arrangement exists, the rights and responsibility of ownership pass to the purchaser upon delivery, collection of revenue from the sale are reasonably assured and the sales price is fixed or determinable. Oil and natural gas is sold on a monthly basis. Most of our sales contracts’ pricing provisions are tied to a market index, with certain adjustments based on, among other factors, whether a well delivers to a gathering or transmission line, quality of oil or natural gas, and prevailing supply and demand conditions, so that the price of the oil or natural gas fluctuates to remain competitive with other available energy supplies. As a result, revenues from the sale of oil and natural gas will suffer if market prices decline and benefit if they increase. We believe that the pricing provisions of our oil and natural gas contracts are customary in the industry.

Gas imbalances occur when sales are more or less than the entitled ownership percentage of total gas production. We use the entitlements method when accounting for gas imbalances. Any amount received in excess is treated as a liability. If less than the entitled share of the production is received, the excess is recorded as a receivable. There were no gas imbalance positions at December 31, 2013 or 2012, respectively.

Income Taxes

Income Taxes

CEP and each of its wholly-owned subsidiary LLCs are treated as a partnership for federal and state income tax purposes. All of our taxable income or loss, which may differ considerably from net income or loss reported for financial reporting purposes, is passed through to the federal income tax returns of its members. As such, no federal income tax for these entities has been provided for in the accompanying financial statements. CEP is subject to franchise tax obligations in Kansas and Texas and state tax obligations in Alabama and Oklahoma. CEP also has informational filing requirements in Georgia, Indiana, Louisiana, Maine, Missouri, New Jersey, New York, Oregon, Pennsylvania, and West Virginia because we have resident unitholders in these states.

Our wholly-owned subsidiary, CEP Services Company, Inc. is a taxable entity. For the years ended December 31, 2013, and 2012, the current federal and state tax liability for the entity was less than $0.1 million and $0.1 million, respectively. The entity has no deferred tax assets or liabilities. Taxes are paid to the IRS or the applicable states in quarterly installments.

Earnings per Unit

Earnings per Unit

Basic earnings per unit (EPU) is computed by dividing net income (loss) attributable to unitholders by the weighted average number of units outstanding during each period. To determine net income (loss) allocated to each class of ownership (Class A and Class B), we first allocate net income (loss) in accordance with the amount of distributions made for the period by each class, if any. The remaining net income (loss) is allocated to each class with the Class A units receiving 2% and the Class B units receiving 98%.

As of June 30, 2014 and 2013, we had unvested restricted common units outstanding, which were considered dilutive securities. These units will be considered in the diluted weighted average common units outstanding number in periods of net income. In periods of net losses, these units are excluded for the diluted weighted average common unit outstanding number as they are not participating securities.

The following table presents our calculation of basic and diluted units outstanding for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Weighted average units outstanding during period:
Class A units—Basic	484,505	484,370	1,046,638	484,383
Class B units—Basic	28,305,380	23,345,280	28,259,994	23,306,269

	28,789,885	23,829,650	29,306,632	23,790,652

Weighted average units outstanding during period:
Class A units—Diluted	484,505	484,370	1,046,638	484,383
Class B units—Diluted	28,305,380	23,720,732	28,259,994	23,306,269

	28,789,885	24,205,102	29,306,632	23,790,652

At June 30, 2014, we had 503,556 Class B common units that were restricted unvested common units granted and outstanding. These units were excluded from the diluted weighted average common unit outstanding number.

The following table presents our basic and diluted loss per unit for the three months ended June 30, 2014 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Loss from continuing operations	$(5,011)
Distributions	—	$—	$—

Assumed net loss to be allocated	$(5,011)	$(100)	$(4,911)

Basic and diluted loss per unit		$(0.21)	$(0.17)

The following table presents our basic and diluted earnings per unit for the three months ended June 30, 2013 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Income from continuing operations	$1,112
Distributions	—	$—	$—

Assumed allocation of income from continuing operations	1,112	22	1,090
Discontinued operations	—	—	—

Assumed net income to be allocated	$1,112	$22	$1,090

Basic and diluted earnings from continuing operations per unit		$0.05	$0.05
Basic and diluted earnings from discontinued operations per unit		$—	$—

Basic and diluted earnings per unit		$0.05	$0.05

The following table presents our basic and diluted loss per unit for the six months ended June 30, 2014 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Loss from continuing operations	$(7,950)
Distributions	—	$—	$—

Assumed net loss to be allocated	$(7,950)	$(159)	$(7,791)

Basic and diluted loss per unit		$(0.15)	$(0.28)

The following table presents our basic and diluted loss per unit for the six months ended June 30, 2013 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Loss from continuing operations	$(9,534)
Distributions	—	$—	$—

Assumed allocation of loss from continuing operations	(9,534)	(191)	(9,343)
Discontinued operations	(2,686)	(54)	(2,632)

Assumed net loss to be allocated	$(12,220)	$(245)	$(11,975)

Basic and diluted loss from continuing operations per unit		$(0.39)	$(0.40)
Basic and diluted loss from discontinued operations per unit		$(0.11)	$(0.11)

Basic and diluted loss per unit		$(0.50)	$(0.51)

Earnings per Unit

Basic earnings per unit (EPU) is computed by dividing net income (loss) attributable to unitholders by the weighted average number of units outstanding during each period. To determine net income (loss) allocated to each class of ownership (Class A and Class B), we first allocate net income (loss) in accordance with the amount of distributions made for the period by each class, if any. The remaining net income (loss) is allocated to each class in proportion to the class weighted average number of units outstanding for the period, as compared to the weighted average number of units for all classes for the period.

As of December 31, 2013 and 2012, we had unvested restricted common units outstanding, which were considered dilutive securities. These units will be considered in the diluted weighted average common units outstanding number in periods of net income. In periods of net losses, these units are excluded for the diluted weighted average common unit outstanding number as they are not participating securities.

The following table presents our calculation of basic and diluted units outstanding for the periods indicated:

	Year Ended December 31,
	2013	2012
Weighted average units outstanding during period:
Class A units—Basic and Diluted	933,613	483,564
Class B Common units—Basic and Diluted	25,210,106	23,687,946

	26,143,719	24,171,510

At December 31, 2013, we had 380,327 Class B common units that were restricted unvested common units granted and outstanding. These units were excluded from the diluted weighted average common unit outstanding number.

The following table presents our basic and diluted income per unit for the year ended December 31, 2013 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Loss from continuing operations	$(25,857)
Distributions	—	$—	$—

Assumed allocation of loss from continuing operations	(25,857)	(517)	(25,340)
Discontinued operations	(2,686)	(54)	(2,632)

Assumed net loss to be allocated	$(28,543)	$(571)	$(27,972)

Basic and diluted loss from continuing operations per unit		$(0.55)	$(1.01)
Basic and diluted loss from discontinued operations per unit		$(0.06)	$(0.10)

Basic and diluted loss per unit		$(0.61)	$(1.11)

The following table presents our basic and diluted income per unit for the year ended December 31, 2012 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Loss from continuing operations	$(9,462)
Distributions	—	$—	$—

Assumed allocation of loss from continuing operations	(9,462)	(189)	(9,273)
Discontinued operations	(77,081)	(1,542)	(75,539)

Assumed net loss to be allocated	$(86,543)	$(1,731)	$(84,812)

Basic and diluted loss from continuing operations per unit		$(0.39)	$(0.39)
Basic and diluted loss from discontinued operations per unit		$(3.19)	$(3.19)

Basic and diluted loss per unit		$(3.58)	$(3.58)

Environmental Cost

Environmental Cost

We record environmental liabilities at their undiscounted amounts on our balance sheets in other current and long-term liabilities when our environmental assessments indicate that remediation efforts are probable and the costs can be reasonably estimated. Estimates of our environmental liabilities are based on currently available facts, existing technology and presently enacted laws and regulations taking into consideration the likely effects of other societal and economic factors, and include estimates of associated legal costs. These amounts also consider prior experience in remediating contaminated sites, other companies’ clean-up experience and data released by the Federal Environmental Protection Agency (EPA) or other organizations. Our estimates are subject to revision in future periods based on actual costs or new circumstances. We capitalize costs that benefit future periods and we recognize a current period charge in operation and maintenance expense when clean-up efforts do not benefit future periods.

Unit-Based Compensation

Unit-Based Compensation

We record compensation expense for all equity grants issued under the Long-Term Incentive Program and the 2009 Omnibus Incentive Compensation Plan based on the fair value at the grant date, recognized over the vesting period.

Other Contingencies

Other Contingencies

We recognize liabilities for other contingencies when we have an exposure that, when fully analyzed, indicates it is both probable that an asset has been impaired or that a liability has been incurred and the amount of impairment or loss can be reasonably estimated. Funds spent to remedy these contingencies are charged against the associated reserve, if one exists, or expensed. When a range of probable loss can be estimated, we accrue the most likely amount or at least the minimum of the range of probable loss.

New Accounting Pronouncements

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (the FASB), which are adopted by us as of the specified effective date. Unless otherwise discussed, management believes that the impact of recently issued standards, which are not effective, will not have a material impact on our condensed consolidated financial statements upon adoption.

In April 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity. This guidance changes the definition of a discontinued operation to include only those disposals of components of an entity that represent a strategic shift that has or will have a major effect on an entity’s operations and financial results. This guidance is effective prospectively for fiscal years beginning after December 15, 2014. The effects of this accounting standard on our financial position, results of operations and cash flows are not yet known.

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). This guidance outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This new revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods and services. The new guidance is effective for fiscal years and interim periods beginning after December 15, 2016. Early adoption is not permitted. The guidance may be applied retrospectively to each prior period presented or retrospectively with the cumulative effect recognized as of the date of initial application. We are currently in the process of evaluating the impact of adoption of this guidance on our consolidated financial statements, but do not expect the impact to be material.

Recent Pronouncements and Accounting Changes

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (the FASB), which are adopted by us as of the specified effective date. Unless otherwise discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on our consolidated financial statements upon adoption.

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which requires additional disclosures for financial and derivative instruments that are either (1) offset in accordance with either ASC 210-20-45 or ASC 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, regardless of whether they are offset in accordance with either ASC 210-20-45 or ASC 815-10-45. In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, an amendment to ASC Topic 210. The update clarifies that the scope of ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities, applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. The guidance was effective beginning on or after January 1, 2013, and primarily impacts the disclosures associated with our commodity and interest rate derivatives. The adoption of this guidance did not have any impact on our consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220) that requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The option to present items of other comprehensive income in the statement of changes in equity is eliminated. The amended guidance did not have any material impact on our financial statements or our disclosures.

Accounts Receivable, Net

Accounts Receivable, Net

Our accounts receivable are primarily from purchasers of oil and natural gas and counterparties to our financial instruments. Oil receivables are generally collected within 30 days after the end of the month. Natural gas receivables are generally collected within 60 days after the end of the month. We review all outstanding accounts receivable balances and record a reserve for amounts that we expect will not be fully recovered. Actual balances are not applied against the reserves until substantially all collection efforts have been exhausted. At June 30, 2014 and December 31, 2013, we had an allowance for doubtful accounts receivable of $0.3 million and $0.1 million, respectively.